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                          RESERVE PRIVATE EQUITY SERIES

     I, the undersigned, a duly elected officer of Reserve Private Equity Series, do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed September 26, 2002, and (ii) the text of such amendment was filed electronically.

     IN WITNESS WHEREOF, I have signed this Certificate on this 30th day of September, 2002.

                      RESERVE PRIVATE EQUITY SERIES

                      By:  S/S IRENE S. GREENBERG
                        ----------------------------
                           Name: Irene S. Greenberg
                           Title:  General Counsel